Statement of Cash Flows (Unaudited)	6 Months Ended
	Jun. 30, 2025 USD ($)	Jun. 30, 2025 AED (د.إ)	Jun. 30, 2024 AED (د.إ)
Cash flow from operating activities
Loss for the period	$ (3,281,764)	د.إ (12,050,632)	د.إ (11,567,148)
Adjustments for:
Depreciation of property and equipment	175,412	644,112	487,543
Amortization of intangible assets	1,972	7,242	4,118
Depreciation of right-of-use asset	130,968	480,915	475,543
Provision for employees’ end-of-service benefits	26,187	96,160	102,293
Finance expense	116,959	429,473	357,443
Operating loss before working capital changes	(2,830,266)	(10,392,730)	(10,140,208)
Changes in working capital
(Increase)/decrease in Trade receivables	4,474	16,430
(Increase)/decrease in other receivables	(46,297)	(170,001)	(493,480)
Decrease/(increase) in advance payment to suppliers	746,781	2,742,181	(423,322)
Increase/(decrease) in trade and other payables	(596,163)	(2,189,109)	1,058,077
Increase/(decrease) in Contract liabilities			3,663,959
Employees’ end of service benefits paid	(15,996)	(58,738)	(14,395)
Net cash flows used in operating activities	(2,737,467)	(10,051,967)	(6,349,369)
Cash flows from investing activities
Acquisition of property and equipment	(986,209)	(3,621,358)	(1,706,951)
Acquisition of intangible assets	(11,123)	(40,844)	(47,716)
Net cash flows used in investing activities	(997,332)	(3,662,202)	(1,754,667)
Cash flows from financing activities
Proceeds from ordinary share issuance, net	13,817,848	50,739,139
Decrease in due to related parties	(6,253,050)	(22,961,201)	(56,642)
Increase in due to related parties	533,262	1,958,126	8,771,740
Increase in short-term borrowings			149,000
Decrease in short-term borrowings			(149,000)
Lease payments made during the period	(137,262)	(504,024)	(498,347)
Net cash flows generated from financing activities	7,960,798	29,232,040	8,216,751
Net increase in cash and cash equivalents	4,225,999	15,517,871	112,715
Cash and cash equivalents at the beginning of the period	13,028	47,837	68,372
Cash and cash equivalents at the end of the period	4,239,027	15,565,708	181,087
Cash paid in interest expense	$ 3,984	د.إ 14,631	د.إ 25,493